Delinquent Section 16(a)
Reports. Section 16(a) of the
Exchange Act and Section
30(h) of the 1940 Act, and the
rules thereunder, require the
Fund's trustees and certain
officers, investment adviser,
certain affiliated persons of the
investment adviser and
persons who own more than
10% of a registered class of
the Fund's equity securities to
file forms reporting their
affiliation with the Fund and
their ownership and changes in
their ownership of the Fund's
securities with the Securities
and Exchange Commission
(the "SEC") and the New York
Stock Exchange.

Based solely on a review of
the reports filed with the SEC,
the Registrant believes that,
during the fiscal year ended
March 31, 2025, all reports
required to file under Section
16(a) were timely filed,
except: (i) Timothy S.
Galbraith, Brian Charles
Gildea, Gail Ball, Andrew
Schardt and Jeffrey Ladouceur
each filed a late Form 3 filing
following their respective
appointments as Trustees of
the Fund; (ii) Adam B. Shane,
Brian Channon, Brian Charles
Gildea, Gerard Scarpati and
Andrew Schardt each filed a
late Form 3 filing following
their respective appointments
as executive officers of the
Fund; (iii) Mario Giannini and
Hamilton Lane Advisors,
L.L.C. each filed a late Form 3
filing as a greater than 10%
owner of the Fund; and (iv)
Timothy S. Galbraith, Andrew
Schardt and Hamilton Lane
Advisors, L.L.C. each filed a
late Form 4 filing in
connection with their
respective purchases of Fund
shares. Although the Fund's
registration statement on Form
N-2 was declared effective on
September 27, 2024, each
reporting person filed their
Form 3 filing on October 1,
2024.